Financial Risk Factors and Risk Management - Contractual Maturities of Derivative Financial Liabilities and Financial Assets (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL RISK FACTORS
Derivative financial liabilities	€ (76)	€ (86)
Derivative financial assets	113	93
Total of derivative financial liabilities and assets	37	8
2019
FINANCIAL RISK FACTORS
Derivative financial assets	61	65
Total of derivative financial liabilities and assets	0	12
2019 | Cash outflows
FINANCIAL RISK FACTORS
Net cashflow	(8)	(12)
2019 | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	19	25
Expiring after the following year
FINANCIAL RISK FACTORS
Derivative financial assets	1	13
Total of derivative financial liabilities and assets	(11)	(5)
Expiring after the following year | Cash outflows
FINANCIAL RISK FACTORS
Net cashflow	(14)	(43)
Expiring after the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	15	56
Not designated as hedging instruments | Foreign Currency
FINANCIAL RISK FACTORS
Derivative financial liabilities	(64)	(84)
Derivative financial assets	100	41
Not designated as hedging instruments | Interest Rate Risk
FINANCIAL RISK FACTORS
Derivative financial liabilities	0	0
Designated as hedging instruments | Foreign Currency
FINANCIAL RISK FACTORS
Derivative financial liabilities	(9)	(1)
Derivative financial assets	2	29
Designated as hedging instruments | Interest Rate Risk
FINANCIAL RISK FACTORS
Derivative financial liabilities	3	1
Derivative financial assets	11	24
Designated as hedging instruments | Interest Rate Risk | 2019 | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	13	8
Designated as hedging instruments | Interest Rate Risk | Expiring after the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	26	14
Financial liabilities | 2019
FINANCIAL RISK FACTORS
Derivative financial liabilities	(61)	(53)
Financial liabilities | Expiring after the following year
FINANCIAL RISK FACTORS
Derivative financial liabilities	(12)	(18)
Financial liabilities | Not designated as hedging instruments | Foreign Currency | 2019 | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(2,111)	(3,909)
Financial liabilities | Not designated as hedging instruments | Foreign Currency | 2019 | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	2,062	3,857
Financial liabilities | Not designated as hedging instruments | Foreign Currency | Expiring after the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(11)	(309)
Financial liabilities | Not designated as hedging instruments | Foreign Currency | Expiring after the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	0	292
Financial liabilities | Designated as hedging instruments | Foreign Currency | 2019 | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(340)	(75)
Financial liabilities | Designated as hedging instruments | Foreign Currency | 2019 | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	(330)	(74)
Financial liabilities | Designated as hedging instruments | Foreign Currency | Expiring after the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	0	0
Financial liabilities | Designated as hedging instruments | Foreign Currency | Expiring after the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	0	0
Financial liabilities | Designated as hedging instruments | Interest Rate Risk | 2019 | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(15)	(8)
Financial liabilities | Designated as hedging instruments | Interest Rate Risk | Expiring after the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(27)	(15)
Financial assets | Not designated as hedging instruments | Foreign Currency | 2019 | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(4,025)	(2,799)
Financial assets | Not designated as hedging instruments | Foreign Currency | 2019 | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	4,076	2,831
Financial assets | Not designated as hedging instruments | Foreign Currency | Expiring after the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	0	0
Financial assets | Not designated as hedging instruments | Foreign Currency | Expiring after the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	0	0
Financial assets | Designated as hedging instruments | Interest Rate Risk | 2019 | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(203)	(634)
Financial assets | Designated as hedging instruments | Interest Rate Risk | 2019 | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	202	654
Financial assets | Designated as hedging instruments | Interest Rate Risk | Expiring after the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	0	0
Financial assets | Designated as hedging instruments | Interest Rate Risk | Expiring after the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	€ 0	€ 0